OFFTAKE OBLIGATION - Additional Information (Details)				12 Months Ended
	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 15, 2015 $ / oz	Dec. 31, 2019 USD ($) oz $ / oz	Dec. 31, 2018 USD ($) oz
Interest and Finance Expense
Offtake Obligation Repurchase Payments		$ 62,416,000		$ 82,416,000
Settlement of offtake obligation				$ 3,068,000	$ 4,423,000
Loss on financial instruments at fair value					$ 20,574,000
Offtake obligation
Interest and Finance Expense
Offtake Obligation Repurchase Payments	$ 20,000,000
Delivery of Gold | oz				234,378	371,223
Settlement of offtake obligation				$ 3,068,000	$ 4,423,000
Offtake obligation | Dore
Interest and Finance Expense
Delivery of Gold | oz				158,268	249,799
Offtake obligation | Concentrate
Interest and Finance Expense
Purchase of Gold				76,110	121,424
Refined Gold | Offtake obligation
Interest and Finance Expense
Mineral obligation (in percent)			100.00%
Mineral (in ounces)			7,067,000
Potential reduction in obligation (in percent)				75.00%
Repurchase payments agreed per ounce | $ / oz			13	13